American Century Capital Portfolios, Inc. Summary Prospectus and Prospectus Supplement AC Alternatives® Income Fund
Supplement dated June 10, 2016 ■ Prospectus dated March 1, 2016

Effective April 6, 2016, Sankaty Advisors, LP changed its name to Bain Capital Credit, LP. Accordingly, all references in the summary prospectus and prospectus to "Sankaty Advisors, LP" or "Sankaty" are hereby replaced with "Bain Capital Credit, LP" and "Bain Capital Credit," respectively.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SPL-89174 1606